FAIR VALUE MEASUREMENTS (Details)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
FAIR VALUE MEASUREMENTS
Cash held in Trust Account	$ 21,124,955	$ 282,284,619	$ 278,022,397
U.S. Treasury Securities | Money market funds
FAIR VALUE MEASUREMENTS
Cash held in Trust Account	$ 21,124,955	$ 282,284,619
Level 3 | Dividend rate
FAIR VALUE MEASUREMENTS
Measurement input	0	0